Discontinued operations (Details 2) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)
Operating expenses:
Net income from discontinued operations	¥ 7,962,519
Net cash provided by discontinued operating activities	305,487
Net cash used in discontinued investing activities	(832,252)
Kaola e-commerce business | Discontinued operations, disposed of by sale
Discontinued operations
Net revenues	10,571,406	[1]
Cost of revenues	(9,620,388)	[1]
Gross profit	951,018	[1]
Operating expenses:
Selling and marketing expenses	(1,258,413)	[1]
General and administrative expenses	(79,985)	[1]
Research and development expenses	(326,127)	[1]
Total operating expenses	(1,664,525)	[1]
Operating loss	(713,507)	[1]
Other expenses	(69,282)	[1]
Loss from discontinued operations	(782,789)	[1]
Income tax	(5,857)	[1]
Loss from discontinued operations, net of tax	(788,646)	[1]
Gains on disposal, net of tax	8,751,165	[1]
Net income from discontinued operations	7,962,519	[1]
Net cash provided by discontinued operating activities	305,487	[1]
Net cash used in discontinued investing activities	¥ (832,252)	[1]

[1]	Included financial results of discontinued operations from January 1, 2019 to September 6, 2019.